Income Taxes - Reconciliation of Net Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ (41.3)	$ (21.6)
Tax effect on equity items	(2.0)	4.0
Impact of foreign exchange	0.9	0.8
Other	0.4	0.2
Deferred taxes acquired through business combinations	0.2	(9.6)
Tax (expense) recovery during the year recognized in net income	20.8	(15.1)
Balance, end of the year	(21.0)	(41.3)
Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	(41.3)	(33.1)
Balance, end of the year		(41.3)
Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ 0.0	11.5
Balance, end of the year		$ 0.0